General information - Group information (Details) - VBC 3 Errichtungs GmbH - EUR (€) € in Thousands	Oct. 31, 2023	Oct. 01, 2023
Disclosure Of General Information [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash and cash equivalents recognised as of acquisition date		€ 1,003
Assets acquisition, acquisition price	€ 11,000
Valneva SE
Disclosure Of General Information [Line Items]
Percentage of voting equity interests acquired	6.00%
Valneva Austria GmbH
Disclosure Of General Information [Line Items]
Percentage of voting equity interests acquired	94.00%